Cash flow statement supplementary information - Reconciliation of liabilities arising from financing activities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				€ (1,410)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		€ 500		(2,347)
Long-term borrowings including current portion of long-term borrowings [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		8,111	[1]	6,933	[1]	€ 6,857	[2]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		1,045	[1]	(226)	[2]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		107	[1]	200	[2]
Increase (decrease) through other changes, liabilities arising from financing activities		27	[1]	101	[2]
EUR Bond [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		4,061		3,233
USD Bond [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		1,378		1,313
Lease liabilities [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		1,082		1,220		1,216
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(260)		(239)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		17		98
Increase (decrease) through other changes, liabilities arising from financing activities		105		145
Lease liabilities [member] | IFRS 16 [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				1,220
Forward contracts long term [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		858	[3]	934	[3]	982	[4]
Increase (decrease) through other changes, liabilities arising from financing activities		(76)	[3]	(48)	[4]
Bank borrowings [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		705		203		205
Increase (decrease) through financing cash flows, liabilities arising from financing activities		498		(1)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		4
Other long-term debt [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		28		30		16
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(1)		14
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		1
Increase (decrease) through other changes, liabilities arising from financing activities		(1)
Short-term borrowings [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		89	[1]	47	[2]	76	[2]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		47	[1]	(25)	[2]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(6)	[1]	(5)	[2]
Increase (decrease) through other changes, liabilities arising from financing activities		1
Short-term bank borrowings [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		89		47		76
Increase (decrease) through financing cash flows, liabilities arising from financing activities		47		(24)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(6)		(5)
Increase (decrease) through other changes, liabilities arising from financing activities	[1]	1
Equity [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		(1,133)		(1,410)		(1,181)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(593)		(2,096)
Increase (decrease) through other changes, liabilities arising from financing activities		869		1,868
Dividend payable [Member]
Cash flow statement supplementary information [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(418)		(484)
Increase (decrease) through other changes, liabilities arising from financing activities		418		484
Forward contracts equity [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		(858)	[3]	(934)	[3]	(982)	[4]
Increase (decrease) through other changes, liabilities arising from financing activities		76	[3]	48	[4]
Treasury shares [member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities		(275)		(476)		(199)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(174)		(1,613)
Increase (decrease) through other changes, liabilities arising from financing activities		375		1,336
Other short-term loans [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities						1
Forward contracts short term [Member]
Cash flow statement supplementary information [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities				(1)
Euro [Member] | Bonds [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				3,233		3,229
Increase (decrease) through financing cash flows, liabilities arising from financing activities		827
Increase (decrease) through other changes, liabilities arising from financing activities				4
US Dollar [Member] | Bonds [Member]
Cash flow statement supplementary information [Line Items]
Liabilities arising from financing activities				1,313		€ 1,210
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(20)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		€ 85		€ 103

[1]	In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).
[2]	In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).
[3]	The forward contracts are related to the share buyback program and LTI plans
[4]	The forward contracts are related to the share buyback program and LTI plans